Acquisition of NxStage Medical, Inc. - Estimated Fair Values of Assets Acquired and Liabilities Assumed - Preliminary (Details) € / shares in Units, € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€) € / shares
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
NxStage purchase per common share | € / shares		€ 30.00
NxStage total net cash		€ 1,740,563
Cash and cash equivalents		47,203
Trade accounts and other receivables		34,062
Inventories		64,945
Other current assets		18,657
Property, plant and equipment		93,657
Right-of-use assets		21,654
Intangible assets and other assets		825,516
Goodwill		1,163,258
Accounts payable, current provisions and other current liabilities		(72,003)
Deferred taxes		(121,139)
Lease liabilities		(22,065)
Other liabilities		(26,244)
Noncontrolling interests		(4,063)
Total acquisition cost		2,023,438
Cash acquired		(47,203)
Net Cash paid		€ 1,976,235
Weighted average useful lives	13 years	13 years
Proforma NxStage contributed revenue	$ 211,410	€ 188,151
Proforma NxStage contributed operating income	$ 26,447	€ 23,537